Other Investments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Investments [Abstract]
Schedule of Investment

As at March 31

Particulars

2025

2026

Financial assets measured at FVOCI

- Equity securities (refer note below and note 8)

—

12,106

Financial assets measured at FVTPL

- Equity securities

591

317

- Other securities

305

257

Financial assets measured at amortised cost

- Other securities

76

76

Total

972

12,756